Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, plant and equipment
5	Property, plant and equipment

i)	Reconciliation of carrying amount

	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)	$	$	$	$	$
Cost
At January 1, 2020	45	117	564	33	759
Additions	6	30	23	4	63
Write-offs/disposal	(2)	(20)	(104)	(1)	(127)
Effects of movements in exchange rates	1	2	3	*	6
At December 31, 2020	50	129	486	36	701
Additions	16	136	41	6	199
Write-offs/disposal	(3)	(39)	(48)	(2)	(92)
Effects of movements in exchange rates	(1)	2	(9)	(1)	(9)
At December 31, 2021	62	228	470	39	799

	Computers	Buildings and renovation	Motor vehicles held for leasing	Office and other equipment	Total
(in $ millions)	$	$	$	$	$
Accumulated depreciation and impairment losses
At January 1, 2020	20	46	148	11	225
Depreciation for the year	15	39	65	7	126
Write-offs/disposal	(1)	(15)	(39)	*	(55)
Impairment loss	—	*	15	—	15
Effects of movements in exchange rates	1	2	3	*	6
At December 31, 2020	35	72	192	18	317
Depreciation for the year	16	34	53	6	109
Write-offs/disposal	(3)	(39)	(24)	(2)	(68)
Impairment loss	—	1	6	—	7
Effects of movements in exchange rates	(1)	(1)	(4)	(1)	(7)
At December 31, 2021	47	67	223	21	358
Carrying amounts
At January 1, 2020	25	71	416	22	534
At December 31, 2020	15	57	294	18	384
At December 31, 2021	15	161	247	18	441

*	Amount less than $1 million
Property, plant and equipment includes
right-of-use
assets of $118 million (2020: $39 million) relating to leased properties and motor vehicles (see Note 24).
During the financial year, the Group acquired motor vehicles with an aggregate cost of $41 million (2020: $23 million) comprising cash payments of $21 million (2020: $6 million) and secured bank loan financing of $20 million (2020: $17 million).

ii)	Depreciation of property, plant and equipment
Property, plant and equipment is depreciated on a straight-line basis over the estimated useful lives, after taking into account the estimated residual value. Management reviews the estimated useful lives and residual value of the assets annually in order to determine the amount of depreciation expense to be recorded during any reporting year. The depreciation expense recorded for the year is $109 million (2020: $126 million; 2019: $109 million).
The reviews performed in 2021 and 2020 did not result in any changes in estimated useful life or residual value.

iii)	Impairment of motor vehicles held for leasing
Following a drop in rental rates and utilization rates, the Group performed an impairment review of its motor vehicles held for leasing and recognized an impairment loss of
$6 million (2020: $15
million; 2019: $32 million) which is presented in ‘Cost of revenue’.
The recoverable amount of motor vehicles was based on its value in use, determined by discounting post-tax
future cash flows to be generated from the continuing use of the motor vehicles leasing business over the reduced useful life.

Key assu
m
ptions used in the estimate of value in use were as follows:

	2021	2020	2019
	%	%	%

Discount rate	6.6 to 12	6.9 to 12	6.7 to 12
Budgeted rental rate growth/(decline)	0 to 1.8	0 to 4	(1) to 0
Utilization rates	46 to 94	45 to 95	93 to 97
The discount rates applied were
post-tax
measures based on weighted average cost of capital. The
pre-tax
discount rates were
12.2% to 18.8% (2020: 11.7% to 25.1
%; 2019: 11.4% to 25.4%). The budgeted rental rates growth was estimated based on historic trends adjusted for estimated future growth rates of the motor vehicles leasing business. Utilization rates were estimated based on historic trends and adjusted for estimated future utilization rates.